Financial liabilities - Summary of Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 26,496,358	¥ 25,659,635
Cash flow	1,163,574	(1,300,203)
Acquisitions	116,298	110,996
Changes in foreign currency exchange rates	1,546,706	2,018,568
Other	57,337	7,363
Ending balance	29,380,273	26,496,358
Current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	11,187,839	12,212,060
Cash flow	(8,113,344)	(9,422,881)
Reclassification	8,419,778	7,445,062
Changes in foreign currency exchange rates	701,080	908,902
Other	110,286	44,697
Ending balance	12,305,639	11,187,839
Current liabilities [Member] | Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,104,858	4,339,890
Cash flow	239,689	(579,216)
Changes in foreign currency exchange rates	231,700	334,639
Other	13,926	9,544
Ending balance	4,590,173	4,104,858
Current liabilities [Member] | Current portion of long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,026,845	7,584,337
Cash flow	(8,283,375)	(8,548,156)
Reclassification	8,380,467	7,410,991
Changes in foreign currency exchange rates	467,956	572,070
Other	56,704	7,604
Ending balance	7,648,596	7,026,845
Current liabilities [Member] | Current portion of long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	56,136	47,120
Cash flow	(69,658)	(54,879)
Reclassification	39,311	34,071
Changes in foreign currency exchange rates	1,424	2,192
Other	39,657	27,632
Ending balance	66,870	56,136
Current liabilities [Member] | Class share [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		240,712
Cash flow		(240,630)
Other		(83)
Non current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15,308,519	13,447,575
Cash flow	9,276,918	8,122,678
Acquisitions	116,298	110,996
Reclassification	(8,419,778)	(7,445,062)
Changes in foreign currency exchange rates	845,626	1,109,666
Other	(52,949)	(37,334)
Ending balance	17,074,634	15,308,519
Non current liabilities [Member] | Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14,943,727	13,133,804
Cash flow	9,276,918	8,122,678
Reclassification	(8,380,467)	(7,410,991)
Changes in foreign currency exchange rates	836,348	1,095,463
Other	8,858	2,773
Ending balance	16,685,384	14,943,727
Non current liabilities [Member] | Long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	364,792	313,771
Acquisitions	116,298	110,996
Reclassification	(39,311)	(34,071)
Changes in foreign currency exchange rates	9,277	14,203
Other	(61,807)	(40,107)
Ending balance	389,250	364,792
Derivatives [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,221	3,211
Cash flow	77,098	(12,026)
Changes in foreign currency exchange rates	(5,202)	689
Changes in fair value	(141,475)	15,348
Ending balance	¥ (62,359)	¥ 7,221